PSF Global Portfolio Investment Strategy - PSF Global Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio normally invests in equity and equity related securities in an allocation that is substantially similar to the composition of the Portfolio’s benchmark, the MSCI World Index (GD) (the Index). Equity and equity-related securities include common and preferred stock, other investment companies, (including exchange-traded funds (ETFs)), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. In selecting investments for the assets of the Portfolio, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), the subadviser to the Portfolio, utilizes a global, core equity strategy that seeks to outperform the benchmark Index while maintaining low tracking error relative to that Index. PGIM Quantitative Solutions employs an active, systematic stock selection process that focuses on a company’s intrinsic worth, and seeks to build a diversified portfolio of attractive stocks utilizing a proprietary risk framework that minimizes uncompensated risk. In addition to direct investments in equity and equity related securities, the remainder of the Portfolio will invest in varying combinations of other pooled investment vehicles, including, open-end or closed end investment companies, ETFs, and unit investment trusts (collectively referred to as underlying portfolios). The underlying portfolios may or may not be affiliated with the Manager. The selection of specific combinations of underlying portfolios for the Portfolio are determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of underlying portfolios that are consistent with the neutral allocation for the Portfolio.